Fair Value Disclosures - Level 3 (Details) (Collateral Method, Level 3, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Impaired loans
Significant unobservable inputs used in the fair value measurements
Fair Value	$ 1,783	$ 2,056	$ 4,155
Weighted Average (as a percent)	8.00%	8.00%	8.00%
Other real estate owned, net
Significant unobservable inputs used in the fair value measurements
Fair Value	$ 493	$ 50	$ 1,797
Weighted Average (as a percent)	8.00%	8.00%	8.00%